Future Policy Benefits and Other Policyholder Liabilities - Successor (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Future Policy Benefits and Other Policyholder Liabilities

Life insurance liabilities include reserves for death benefits and other policy benefits. As of December 31, 2015 and 2014, future policy benefits and other policyholder liabilities consisted of the following:

($ in thousands)	December 31, 2015	December 31, 2014
Traditional life insurance	$1,567,388	$1,492,438
Immediate fixed annuities	584,948	635,858
Accident and health insurance	1,580,809	1,462,110
Equity indexed annuities	38,739	39,174
Other	985,757	899,369

Total	$4,757,641	$4,528,949